AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 27, 2001

                                                          FILE NOS. 333-50879
                                                                    811-07351

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NOS. 8 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                          AMENDMENT NO. 22 /X/

              GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                  JOANNE M. DERRIG, ESQUIRE
FOLEY & LARDNER                           ALFS, INC.
3000 K STREET, N.W.                       3100 SANDERS ROAD
SUITE 500                                 NORTHBROOK, IL 60062
WASHINGTON, D.C. 20007-5109

Approximate date of proposed public offering: Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
(CHECK APPROPRIATE BOX)

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on (date)pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(i) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Glenbrook Life And Annuity Company Separate Account A under deferred variable annuity contracts.

                                Explanatory Note

Registrant is filing this Post-effective Amendment ("Amendment") for the purpose of adding 2 new variable sub-accounts that will be available under the deferred variable annuity contracts described in the registration statement and to make additional nonmaterial changes to the registration statement. The Amendment is not intended to amend or delete, any part of this registration statement except as specifically noted herein.

                       Glenbrook Life and Annuity Company
              Glenbrook Life and Annuity Company Separate Account A
                      Supplement, Dated October 1, 2001 to
              AIM Lifetime Plus(sm) II Variable Annuity Prospectus
                                Dated May 1, 2001

This supplement amends the above-referenced prospectus for the AIM Lifetime Plus(sm) II Contracts (the "Contracts"), offered by Glenbrook Life and Annuity Company, to add two new Variable Sub-Accounts and to make additional non-material changes.
Please keep this supplement for future reference together with your prospectus.

Cover page:  Replace the second paragraph with the following:

     The Contract currently offers 21 ("investment alternatives"). The investment alternatives include 3 fixed account options ("Fixed Account") and 18 variable sub-accounts ("Variable Sub-Accounts") of the Glenbrook Life and Annuity Company Separate Account A ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("Funds") of AIM Variable Insurance Products:

o AIM V.I. Aggressive Growth Fund         o AIM V.I. Government Securities Fund
o AIM V.I. Balanced Fund                  o AIM V.I. Growth Fund
o AIM V.I. Basic Value Fund               o AIM V.I. Growth and Income Fund*
o AIM V.I. Blue Chip Fund                 o AIM V.I. High Yield Fund
o AIM V.I. Capital Appreciation Fund      o AIM V.I. International Equity Fund
o AIM V.I. Capital Development Fund       o AIM V.I. Mid Cap Equity Fund
o AIM V.I. Dent Demographic Trends Fund   o AIM V.I. Money Market Fund
o AIM V.I. Diversified Income Fund        o AIM V.I. New Technology Fund**
o AIM V.I. Global Utilities Fund          o AIM V.I. Value Fund

Change all references throughout the prospectus to the availability of "16" Variable Sub-Accounts to "18" Variable Sub-Accounts, and "19" investment alternatives to "21" investment alternatives.

Page 8: Insert the following to the chart describing Fund Annual Expenses:


Fund Name                     Management     Other         Total Annual
                                Fees        Expenses       Fund Expenses
--------                    -------------  ----------    ---------------
AIM V.I. Basic Value Fund       0.73%         0.57%         1.30%(5,6)
AIM V.I. Mid Cap Equity Fund    0.73%         0.57%         1.30%(5,6)

(5)  Based on estimated assets.

(6) Figures shown in the table are estimates for the current year and are expressed as a percentage of Fund average daily net assets.

Page 9: Insert the following to Example 1:

Sub-Account                       1 Year    3 Years     5 Years     10 Years
--------------------------        ------   ---------   ---------   ----------
AIM Basic Value                    $90        $144       $190           $321
AIM Mid Cap Equity                 $90        $144       $190           $321


Page 9:  Insert the following to Example 2:


Sub-Account                       1 Year    3 Years     5 Years     10 Years
---------------------------      --------  ---------   ---------   ----------
AIM Basic Value                    $29         $90       $153           $321
AIM Mid Cap Equity                 $29         $90       $153           $321


Page 15: Insert the following to the table describing the Investment Objective of each Fund:

Fund:                                   Each Fund Seeks:

AIM V.I. Basic Value Fund               Long-term growth of capital
AIM V.I. Mid Cap Equity Fund            Long-term growth of capital


Appendix A: Insert the following at the end of the footnote(*) on page A-2

There are no Accumulation Unit Values to report for the Basic Value and Mid Cap Equity Variable Sub-Accounts, which first became available for investment under the Contract as of the date of this supplement.

                       Glenbrook Life and Annuity Company
            The Glenbrook Life and Annuity Company Separate Account A
                      Supplement, Dated October 1, 2001, to
                  The AIM Lifetime Plus(sm) II Variable Annuity
                       Statement of Additional Information
                                Dated May 1, 2001

This supplement amends certain disclosure contained in the above-referenced Statement of Additional Information ("SAI") for the AIM Lifetime Plus(sm) II Variable Annuity Contract (the "Contract") offered by Glenbrook Life and Annuity Company to add two new Variable Sub-Accounts.

Page_: Add the following to the footnote after the first chart under Standardized Total Returns:

The Basic Value and Mid-Cap Equity Sub-Accounts commenced operations on September 10, 2001. There are no standardized performance figures to show for the Basic Value and Mid Cap Equity Variable Sub-Accounts because they commenced operations on September 10, 2001.

Page_: Add the following to the footnote after the first chart under Non-Standardized Total Returns:

There are no non-standardized performance figures to show for the Basic Value and Mid Cap Equity Variable Sub-Accounts because they commenced operations on September 10, 2001.

Page_: Add the following to the footnote after the first chart under Adjusted Historical Total Returns

There are no adjusted historical performance figures to show for the Basic Value and Mid Cap Equity Variable Sub-Accounts because they commenced operations on September 10, 2001.

PART C
                                OTHER INFORMATION


Part C is hereby amended to include the following exhibits:

Item 24(b) Exhibits:

(9) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company

(99)Power of Attorney for Steven E. Shebik

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amended Registration Statement and has caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 27th day of September, 2001.


              GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

                                  (REGISTRANT)

                     BY: GLENBROOK LIFE AND ANNUITY COMPANY

                                   (DEPOSITOR)

                                   By: /s/Michael J. Velotta
                                   -------------------------
                                   Michael J. Velotta
                                   Vice President, Secretary and
                                                 General Counsel

As required by the Securities Act of 1933, this Registration Statement has been duly signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 27th day of September, 2001.

*/THOMAS J. WILSON, II                      President and Director
-------------------------                   (Principal Executive Officer)
Thomas J. Wilson, II

/s/ MICHAEL J. VELOTTA                      Vice President, Secretary, General
-------------------------                   Counsel and Director
Michael J. Velotta

*/SAMUEL H. PILCH                           Controller
------------------------                    (Principal Accounting Officer)
Samuel H. Pilch

*/MARGARET G. DYER                          Director
-----------------------
Margaret G. Dyer

*/MARLA G. FRIEDMAN                         Director and Vice President
-----------------------
Marla G. Friedman

*/JOHN C. LOUNDS                            Director
------------------------
John C. Lounds

*/J. KEVIN MCCARTHY                         Director
-----------------------
J. Kevin McCarthy

*/STEVEN E. SHEBIK                          Director and Vice President
-----------------------
Steven E. Shebik



*/By Michael J. Velotta, pursuant to Power of Attorney, previously filed or filed herewith.

                                 EXHIBIT INDEX

(9)             Opinion and Consent of Michael J. Velotta

(99)            Power of Attorney for Steven E. Shebik